SUBSEQUENT EVENTS - Notes Payable (Details) - Subsequent events - Senior Secured Notes	Mar. 18, 2026 USD ($)
SUBSEQUENT EVENTS
Number of business days within which the repayment of outstanding principal amount	2 days
Amount of aggregate cash settlement payment	$ 300,000